126 East King Street Lancaster, Pennsylvania 17602 Tel (717) 299-5201 Fax (717) 291-4660 www.barley.com	Kimberly J. Decker, Esquire Direct Dial Number: 717-399-1506 E-mail: kdecker@barley.com

June 29, 2017

Securities & Exchange Commission

450th Street, N.W.

Washington, D.C. 20549-1004

Attn: Filing Desk

Re:	Riverview Financial Corporation (Commission File No. 333-201017)

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Riverview Financial Corporation (“Riverview”), we transmit for filing, pursuant to the Securities Act of 1933, as amended, and Rule 101 of Regulation S-T under the Securities Exchange Act of 1934, as amended, a Registration Statement on Form S-4. Please transmit a confirmation of the receipt of this transmission. The filing fee for the Registration Statement has been paid previously by wire transfer pursuant to the requirements of Regulation S-T.

The enclosed Registration Statement relates to the proposed acquisition of CBT Financial Corp. (“CBT”), a bank holding company headquartered in Pennsylvania, by Riverview. On April 19, 2017, Riverview and CBT entered into an Agreement and Plan of Merger (the “Agreement”), under the terms of which: (i) CBT will merge with and into Riverview, with Riverview surviving (the “Merger”), (ii) all of the outstanding shares of common stock of CBT (“CBT Common Stock”) will be converted into 2.86 shares of Riverview common stock; and (iii) immediately after the Merger is consummated, CBT Bank, the wholly-owned subsidiary of CBT, will merge with and into Riverview Bank, the wholly-owned subsidiary of Riverview.

Riverview and CBT wish to mail the proxy statement/prospectus included in the Registration Statement to CBT’s shareholders to seek approval of the Merger shortly after effectiveness of the Registration Statement. Closing would occur shortly after approval of the Merger by CBT’s shareholders or, if later, shortly after all required bank regulatory approvals are received. Because the parties wish to close early in the fourth quarter, we would appreciate receiving any comments the Commission may have on the enclosed Registration Statement as soon as possible.

Barley Snyder

Lancaster •York • Reading • Hanover • Malvern • Hunt Valley

June 29, 2017

Please call the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Kimberly J. Decker
Kimberly J. Decker

KJD:

CC (via email):

Kirk Fox

Brett Fulk

Michael Bibak

Marc Levy